Note 12 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about income tax provision [text block]
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022

Income (loss) before taxes for the year	$(4,472,170)	$956,578	$(4,150,992)
Canadian federal and provincial income tax rates	27%	27%	27%

Expected income tax recovery based on above rates	(1,207,000)	258,000	(1,120,749)
Change in statutory, foreign tax, foreign exchange rates and other	(3,000)	2,000	-
Permanent difference	204,000	(29,000)	699,278
Impact of flow through share	124,000	449,000	-
Share issue cost	(129,000)	(27,000)	-
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	94,000	(108,000)	-
Change in unrecognized deductible temporary differences	1,105,000	(545,000)	421,471
Deferred income tax recovery	$-	$-	$-

Disclosure of deferred taxes [text block]
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022

Deferred Tax Assets (liabilities)
Exploration and evaluation assets	$(990,000)	$(1,381,000)	$(209,151)
Non-capital losses	990,000	1,381,000	209,151
	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Year Ended March 31, 2024	Expiry Date Range Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022

Temporary Differences
Share issue costs	$489,000	2045 to 2048	$83,000	$5,000
Marketable securities	-	No expiry date	2,000	2,000
Lease liability	-	No expiry date	3,000	8,000
Allowable capital losses	3,000	No expiry date	-	-
Net operating losses available for future period	190,434	No expiry date	-	-
Non-capital losses available for future period	11,847,523	2030 to 2044	8,311,000	10,391,000